NOTE 14. Summary of stock option activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options Outstanding, beginning	1,515,376	1,560,629	1,623,704
Options Exercised		(29,250)
Options Forfeited	(1,320)	(16,003)	(63,075)
Options Outstanding, Ending	1,514,056	1,515,376	1,560,629
Weighted Average Exercise Price, Beginning	$ 12.37	$ 12.35	$ 19.67
Weighted Average Exercise Price, Options Exercised		$ 9.5
Weighted Average Exercise Price, Options Forfeited	$ 14.5	$ 12.25	$ 13.66
Weighted Average Exercise Price, Ending	$ 12.37	$ 12.37	$ 12.35
Weighted Average Remaining Life (Years)	5 years 18 days	7 years 14 days	8 years 14 days
Aggregate Intrinsic Value, Beginning	$ 11,563	$ 13,501	$ 7,841
Aggregate Intrinsic Value, Ending	$ 11,560	$ 11,563	$ 13,501